4. Income taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong	$ (157)	$ 13	$ (1,204)
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong	47	117	(46)
Current PRC EIT Domestic				2,217	3,218	8,912
Total current provision	47	117	(46)	2,217	3,218	8,912
Deferred tax benefit: The PRC and Hong Kong	26	25	(17)
Deferred tax benefit:				446	(784)	(993)
Total deferred provision	$ 26	$ 25	$ (17)	446	(784)	(993)